Revenues from Contracts with Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset and Liability
The following table summarizes the activity of our contract liabilities, which are classified as a component of current and long-term deferred revenues, during the six months ended June 30, 2019:

(in millions)
Balance as of December 31, 2018	$1,060
Cash received in advance and not recognized as revenue(1)	220
Revenue recognized(1)	(135)
Other(2)	(92)
Balance as of June 30, 2019	$1,053
____________

(1)	Primarily related to Hilton Honors, our guest loyalty program.

(2)	Primarily the result of changes in estimated transaction prices for our performance obligations related to points issued under Hilton Honors, which had no effect on revenues.

The following table summarizes the activity of our contract liabilities during the year ended December 31, 2018:

in millions
Balance as of December 31, 2017	$1,087
Cash received in advance and not recognized as revenue(1)	377
Revenue recognized(1)	(229)
Other(2)	(175)
Balance as of December 31, 2018	$1,060
____________

(1)	Primarily related to Hilton Honors.
(2)
Primarily the result of changes in estimated transaction prices for our performance obligations related to points issued under Hilton Honors, which had no effect on revenues.